AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 95.8%			Challenger, Ltd. (Australia)	2,700	$13,446
Communication Services - 6.5%			FinecoBank Banca Fineco S. P. A. (Italy)	1,800	19,044
Auto Trader Group PLC (United Kingdom) [1]	1,800	$11,282	Jupiter Fund Management PLC (United Kingdom)	1,300	5,682
Cable One, Inc. (United States)	30	37,641	Regional SAB de CV (Mexico)	1,300	5,958
CTS Eventim AG & Co. KGaA (Germany)	250	14,084	RenaissanceRe Holdings, Ltd. (Bermuda)	150	29,017
HUYA, Inc., ADR (China) *	400	9,456	St James's Place PLC (United Kingdom)	2,600	31,272
IMAX Corp. (Canada) *	700	15,365	Steadfast Group, Ltd. (Australia)	6,100	14,627
Karnov Group AB (Sweden) *	1,000	4,876	Topdanmark A/S (Denmark)	600	28,963
Megacable Holdings SAB de CV (Mexico)	1,600	6,445	Zenkoku Hosho Co., Ltd. (Japan)	600	23,447
Nordic Entertainment Group AB,			Total Financials		226,842
Class B (Sweden)	1,000	23,649	Health Care - 10.2%
Total Communication Services		122,798	Amplifon S. P. A. (Italy)	700	17,174
Consumer Discretionary - 13.6%			Ascom Holding AG (Switzerland)	300	3,104
ABC-Mart, Inc. (Japan)	250	15,892	Charles River Laboratories International, Inc.
Brunswick Corp. (United States) [2]	400	20,848	(United States)*	250	33,092
Callaway Golf Co. (United States) [2]	900	17,469	Chemed Corp. (United States)	50	20,878
CIE Automotive, S. A. (Spain)	500	12,538	DiaSorin S. P. A. (Italy)	100	11,630
Dalata Hotel Group PLC (Ireland)	2,100	11,216	Encompass Health Corp. (United States)	550	34,804
Flutter Entertainment PLC (Ireland)	200	18,695	Eurofins Scientific SE (Luxembourg) [2]	20	9,301
Hilton Grand Vacations, Inc. (United States) *	700	22,400	Japan Lifeline Co., Ltd. (Japan)	800	12,911
Izumi Co., Ltd. (Japan)	300	11,766	Odontoprev, S.A. (Brazil)	2,300	8,990
Koito Manufacturing Co., Ltd. (Japan)	250	12,306	Orpea (France)	200	24,427
Kroton Educacional, S.A. (Brazil)	3,600	9,713	UDG Healthcare PLC (Ireland)	2,000	18,444
National Vision Holdings, Inc. (United States) *	600	14,442	Total Health Care		194,755
Pan Pacific International Holdings Corp. (Japan)	1,900	31,810	Industrials - 22.2%
Planet Fitness, Inc. , Class A (United States) *	200	11,574	AerCap Holdings, N.V. (Ireland)*	200	10,950
SAF-Holland, S.A. (Germany)	400	2,827	AirAsia Group Bhd (Malaysia)	14,000	5,882
Samsonite International, S. A. (United States) [1]	3,900	8,262	A-Living Services Co., Ltd., Class H (China) [1]	3,300	7,612
Sushiro Global Holdings, Ltd. (Japan)	200	13,464	Beacon Roofing Supply, Inc. (United States)*,2	400	13,412
ZOZO, Inc. (Japan)	1,000	23,164	Benefit One, Inc. (Japan)	600	11,390
Total Consumer Discretionary		258,386	Clean Harbors, Inc. (United States) *	300	23,160
Consumer Staples - 3.8%			en-japan, Inc. (Japan)	550	21,246
Kobe Bussan Co., Ltd. (Japan)	200	9,719	Harmonic Drive Systems, Inc. (Japan)	300	13,142
Performance Food Group Co. (United States)*	600	27,606	Hexcel Corp. (United States)	300	24,639
Pigeon Corp. (Japan)	300	12,422	Howden Joinery Group PLC (United Kingdom)	1,600	11,012
Sugi Holdings Co., Ltd. (Japan)	250	13,568	Interpump Group S.P.A. (Italy)	500	15,803
Viscofan, S.A. (Spain)	200	9,372	Intrum AB (Sweden)	900	22,610
Total Consumer Staples		72,687	IPH, Ltd. (Australia) [2]	2,100	12,353
Energy - 0.5%			ITT, Inc. (United States)	300	18,357
Gaztransport Et Technigaz, S. A. (France)	100	9,894	KION Group AG (Germany)	150	7,888
Financials - 11.9%			Melrose Industries PLC (United Kingdom)	9,800	24,279
Apollo Global Management, Inc. (United States)	1,050	39,711	Nabtesco Corp. (Japan)	300	9,391
Aruhi Corp. (Japan)	700	15,675	Nihon M&A Center, Inc. (Japan)	500	14,143

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value			Shares	Value

Industrials - 22.2% (continued)				Katitas Co., Ltd. (Japan)	200	$8,253
Nordson Corp. (United States)	100	$14,626		Kennedy-Wilson Holdings, Inc. (United States)	1,100	24,112
Polypipe Group PLC (United Kingdom)	1,300	6,469		Open House Co., Ltd. (Japan)	800	19,144
Prosegur Cia de Seguridad, S.A. (Spain)	3,600	14,032		Total Real Estate		83,010
Stabilus, S. A. (Luxembourg)	100	4,890		Utilities - 1.2%
Teleperformance (France)	200	43,336		Rubis SCA (France)	400	23,233
TransUnion (United States)	600	48,666		Total Common Stocks
				(Cost $1,712,519)		1,823,233
VAT Group AG (Switzerland) [1]	100	12,612
				Exchange Traded Funds - 0.3%
Woodward, Inc. (United States)	100	10,783
				iShares MSCI India ETF	100	3,357
Total Industrials		422,683
				VanEck Vectors India Small-Cap Index ETF	100	3,260
Information Technology - 19.3%
				Total Exchange Traded Funds
Altran Technologies, S.A. (France)	1,800	28,260		(Cost $8,777)		6,617
Barco N.V. (Belgium)	100	19,749
					Principal
Booz Allen Hamilton Holding Corp.					Amount
(United States)	400	28,408
				Short-Term Investments - 3.9%
Dolby Laboratories, Inc. , Class A (United States)	200	12,928
				Joint Repurchase Agreements - 1.0%[3]
Electrocomponents PLC (United Kingdom)	2,800	22,136
				RBC Dominion Securities, Inc. , dated 09/30/19,
Gartner, Inc. (United States) *	300	42,897		due 10/01/19, 2.370% total to be received
Global Dominion Access, S. A. (Spain) *,1	228	917		$18,117 (collateralized by various
				U. S. Government Agency Obligations and
Horiba, Ltd. (Japan)	200	11,637		U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
Iriso Electronics Co., Ltd. (Japan)	200	9,662		09/01/49, totaling $18,478)	$18,116	18,116
j2 Global, Inc. (United States) [2]	350	31,787
					Shares
Jack Henry & Associates, Inc. (United States)	100	14,597		Other Investment Companies - 2.9%
Keywords Studios PLC (Ireland)	800	11,267		Dreyfus Institutional Preferred Government
Link Administration Holdings, Ltd. (Australia) [2]	3,500	13,487		Money Market Fund, Institutional Shares,
				1.90%[4]	55,651	55,651
MKS Instruments, Inc. (United States)	250	23,070
Nemetschek SE (Germany)	300	15,286		Total Short-Term Investments
				(Cost $73,767)		73,767
Nice, Ltd., Sponsored ADR (Israel) *	150	21,570
				Total Investments - 100.0%
SimCorp A/S (Denmark)	200	17,566		(Cost $1,795,063)		1,903,617
WEX, Inc. (United States) *	210	42,435		Other Assets, less Liabilities - 0.0%		242
Total Information Technology		367,659		Net Assets - 100.0%		$1,903,859
Materials - 2.2%
RPM International, Inc. (United States)	600	41,286
Real Estate - 4.4%
Cushman & Wakefield PLC (United States) *,2	1,700	31,501

* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. This				repurchase agreements.
security may be resold in transactions exempt from registration, normally to qualified			[4] Yield shown represents the September 30, 2019, seven day average yield, which refers
buyers. At September 30, 2019, the value of these securities amounted to $40,685 or			to the sum of the previous seven days' dividends paid, expressed as an annual
2.1% of net assets.				percentage.
[2] Some of these securities, amounting to $134,674 or 7.1% of net assets, were out on loan			ADR	American Depositary Receipt
to various borrowers and are collateralized by cash and various U. S. Treasury			ETF	Exchange Traded Fund
Obligations. See below for more information.

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$178,625	$244,058	—	$422,683
Information Technology	217,692	149,967	—	367,659
Consumer Discretionary	126,357	132,029	—	258,386
Financials	74,686	152,156	—	226,842
Health Care	97,764	96,991	—	194,755
Communication Services	97,432	25,366	—	122,798
Real Estate	55,613	27,397	—	83,010
Consumer Staples	27,606	45,081	—	72,687
Materials	41,286	—	—	41,286
Utilities	—	23,233	—	23,233
Energy	—	9,894	—	9,894
Exchange Traded Funds	6,617	—	—	6,617
Short-Term Investments
Joint Repurchase Agreements	—	18,116	—	18,116
Other Investment Companies	55,651	—	—	55,651
Total Investment in Securities	$979,329	$924,288	—	$1,903,617

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at September 30, 2019 is as follows:

			% of Long-Term
Country			Investments
Australia			2.9
Belgium			1.1
Bermuda			1.6
Brazil			1.0
Canada			0.8
China			0.9
Denmark			2.5
France			7.1
Germany			2.2
Ireland			3.9
Israel			1.2
Italy			3.5
Japan			17.2
Luxembourg			0.8
Malaysia			0.3
Mexico			0.7
Spain			2.0
Sweden			2.8
Switzerland			0.9
United Kingdom			6.1
United States			40.5
			100.0

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$134,674	$18,116	$119,481	$137,597

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/22/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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